Investment Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Security	Dec. 31, 2012 Bonds Security	Dec. 31, 2011
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Pledged securities, carrying values	$ 1,500,000,000	$ 1,700,000,000
Number of debt securities, held	207	49
Unrealized losses on debt securities, percent of amortized cost	3.23%	0.85%
Unrealized losses on debt securities, percent of Company's total amortized cost	2.07%	0.12%
Number of debt securities having unrealized losses	207	49
Number of securities recorded with an aggregate amortized cost	25	3
Number of securities, continuous unrealized loss position, twelve months or longer, fair value	25	3
Available-for-sale securities, amortized cost basis	112,476,000	5,200,000
Unrealized loss on securities	$ 6,188,000	$ 187,000
Unrated revenue municipal bond		1
Impairment of par value bond, percentage			50.00%
Rated AAA by Fannie Mae Freddie Mac and Ginnie Mae Securities [Member] | Maximum [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Number of securities issued	25	3
Rated AAA by Fannie Mae Freddie Mac and Ginnie Mae Securities [Member] | Minimum [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Number of securities issued	20	2